Form 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24F-2

1.   Name and address of issuer:

           California Investment Trust
           44 Montgomery  Street, Suite 2100
           San Francisco, CA 94104

2. The name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check but do not list series or classes):(X)

3.   Investment Company Act File Number: 811-4417
                                         --------
     Securities Act File Number:        N/A
                                        ---

4a.  Last day of fiscal year for which this Form is filed: 8/31/01
                                                           -------

4b. Check if this Form is being filed late (i.e. more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2) N/A
                                                                       ---

4c.  Check if this is the last time the issuer will be filing this Form. N/A
                                                                         ---

5.   Calculation of registration fee:

     (i)   Aggregate sale price of securities sold during
           the fiscal year pursuant to section 24(f):             $  267,401,113
                                                                  --------------

     (ii)  Aggregate price of securities redeemed or
           repurchased during the fiscal year                     $  273,618,928
                                                                  --------------

     (iii) Aggregate price of securities redeemed or
           repurchased during any prior fiscal year ending
           no earlier than October 11, 1995 that were not
           previously used to reduce registration fees
           payable to the Commission:                             $   14,183,624
                                                                  --------------

     (iv)  Total available redemption credits (add items
           5(ii) and 5(iii)):                                     $  287,802,552
                                                                  --------------

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     (v)   Net sales - if Item 5(i) is greater than
           Item(iv) (subtract Item 5(iv) from Item 5(i))          $            0
                                                                  --------------

     (vi)  Redemption credits available for use in future
           years If Item 5(i) is less than Item 5(iv)
           subtract item 5(iv) from Item 5(i)                     $ (20,401,439)
                                                                  --------------

     (vii) Multiplier for determining registration fee (See
           Instruction C.9):                                            0.000250
                                                                  --------------

     (viii) Registration fee due (multiply Item 5(v) by
           Item 5(iv) from Item 5(vii) enter "0" if no fee
           is due):                                               $            0
                                                                  --------------

6.   Prepaid Shares

          If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24-e2 as in effect before (effective date of recisison or of rule 24-e-2), then report the amount of securities (number of shares or other units) deducted here: N/A.
                                                           ---
          If there is a number of shares or other units that were registered pursuant to rule 24-e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: N/A.
                                                               ---

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D): N/A.
                                                      ---

8. Total of the amount of the registration fee due plus any interest due (line 5 (viii) plus line 7): $ 0
                            ---

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:
                                      ---------------

     Method of Delivery:
              X     Wire Transfer
           -------
                    Mail or other means
           -------

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                                   Signatures
                                   ----------

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated

By (Signature and Title)*  /s/ Matthew Clark
                           --------------------------------------------
                           Matthew Clark, Accounting and Compliance Officer
                           -------------------------------------------------
Date     November 8, 2001

*Please print the name and title of the signing officer below the signature.